Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents | $	$ 8,078		$ 11,996		$ 14,325		$ 23,278
Prepaid expenses and other current assets | $	2,419		1,658
Total current assets | $	56,093		50,653
Property, plant and equipment-net | $	31,992		32,352
Total assets | $	90,987		87,571
Current liabilities:
Accrued payroll and employee benefits | $	4,643		4,035
Other accrued liabilities | $	1,474		1,289
Dividend payable | $			562
Total current liabilities | $	14,786		10,763
Total shareholders' equity | $	76,201		76,808		$ 84,063		$ 89,610
Total liabilities and shareholders' equity | $	$ 90,987		$ 87,571
Parent Company [Member]
Current assets:
Cash and cash equivalents		¥ 174		¥ 294		¥ 1,369		¥ 1,739
Prepaid expenses and other current assets		30		76
Amounts due from subsidiaries		29,621		33,462
Total current assets		29,825		33,832
Investments in subsidiaries		48,083		44,861
Property, plant and equipment-net				17
Total assets		77,908		78,710
Current liabilities:
Accrued payroll and employee benefits		1,588		1,226
Other accrued liabilities		119		114
Dividend payable				562
Total current liabilities		1,707		1,902
Total shareholders' equity		76,201		76,808
Total liabilities and shareholders' equity		¥ 77,908		¥ 78,710